Share-based compensation and warrant reserve (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted	3,134,800	3,430,000	1,405,000
Weighted average exercise price granted | $ / shares	$ 0.47	$ 0.46	$ 0.56
RSU’s [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement	197,345	0	0